New and amended standards adopted by the Group	6 Months Ended
Jun. 30, 2022
Disclosure of reclassifications or changes in presentation [abstract]
Restatement of prior year disclosures	New and amended standards adopted by the group
AngloGold Ashanti adopted amended IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022.

The amendment prohibits deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognises the proceeds from selling such items, and the cost of producing those items, in profit or loss. The cost allocation requires significant judgement in terms of this amendment. An entity applies the amendments retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment.

The adoption of the amendment on 1 January 2022 resulted in a retrospective increase in property, plant and equipment and gross profit of $33m as at 31 December 2020. There was no impact on the 2021 results as no revenue was capitalised in 2021. The effects of the 2020 restatement is included in the accumulated losses opening balance of the 2021 financial reporting period. The impact arises from the reclassification of revenue, cost of sales, and tangible assets and the resulting amortisation recalculation, resulting exclusively from the redevelopment of the Obuasi mine. No other operation was impacted by the adoption of the amendment.

	June 2021			December 2021
US Dollar million	As previously reported	Adjustments	Restated	As previously reported	Adjustments	Restated
Statement of financial position
Tangible assets	3,114	33	3,147	3,460	33	3,493
(Accumulated losses) and other reserves	(3,406)	33	(3,373)	(3,214)	33	(3,181)

Statement of changes in equity
(Accumulated losses) Retained earnings	(2,178)	33	(2,145)	(1,937)	33	(1,904)

In accordance with the transitional provisions in IAS 16, AngloGold Ashanti has applied IAS 16 retrospectively to each prior reporting period presented in accordance with IAS 8 Accounting policies, Changes in Accounting Estimates and Errors.